Property & Equipment	12 Months Ended
Oct. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY & EQUIPMENT

NOTE 9 – PROPERTY & EQUIPMENT

Property and equipment, net comprised of the following:

	October 31, 2022	October 31, 2021
At Cost:
Equipment	73,415	74,114
Motor vehicles	340,462	371,436
Leasehold Improvement	502,969	30,397
Furniture and fixtures	9,054	8,998
	925,900	484,945

Less: Accumulated depreciation	284,542	111,837
Total, net	641,358	373,108

Depreciation expenses was $206,014, $89,207 and $8,504 for the years ended October 31, 2022, 2021 and 2020, respectively.